Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,065,066	$ 4,259,854
Percent of Total	100.00%	100.00%
Australian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 155,137	$ 54,432
Percent of Total	3.06%	1.28%
British pound
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 494,366	$ (70,474)
Percent of Total	9.76%	(1.65%)
Canadian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 27,194	$ 382,071
Percent of Total	0.54%	8.97%
Euro
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,612,792	$ 258,636
Percent of Total	51.58%	6.07%
Hong Kong dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 38,547	$ 73,989
Percent of Total	0.76%	1.74%
Japanese yen
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 476,214	$ 183,109
Percent of Total	9.40%	4.30%
Korean won
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 243,382	$ 14,676
Percent of Total	4.81%	0.34%
Malaysian ringgit
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 9,270
Percent of Total		0.22%
Norwegian krone
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (89,811)	$ (53,793)
Percent of Total	(1.77%)	(1.26%)
Polish zloty
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (42,931)	$ (145,789)
Percent of Total	(0.85%)	(3.42%)
Singapore dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (4,223)	$ (11,349)
Percent of Total	(0.08%)	(0.27%)
South African rand
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 15,831	$ 70,730
Percent of Total	0.31%	1.66%
Swedish krona
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (117,247)	$ 33,757
Percent of Total	(2.31%)	0.79%
Turkish lira
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (36,868)	$ (21,000)
Percent of Total	(0.73%)	(0.49%)
U.S. dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,292,683	$ 3,481,589
Percent of Total	25.52%	81.72%